NATIONWIDE®

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–5398–12/07

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

AIM VIF – Capital Development Fund – Series I (AIMCapDev) 36,736 shares (cost $623,084)	$692,481

AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA) 1,892 shares (cost $32,011)	47,577

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A (AlVSmMdCpA) 50 shares (cost $957)	860

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 201,730 shares (cost $2,077,718)	2,128,253

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV) 833 shares (cost $11,914)	10,781

American Century VP – Value Fund – Class I (ACVPVal) 12,814 shares (cost $105,612)	95,719

American Century VP – VistaSM Fund – Class I (ACVPVista1) 571 shares (cost $11,844)	12,553

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 465 shares (cost $8,883)	8,202

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 5,950 shares (cost $213,051)	222,536

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 23,565 shares (cost $924,075)	1,057,104

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 3,274 shares (cost $36,258)	37,128

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 2,452 shares (cost $61,964)	58,413

Fidelity® VIP – Money Market Portfolio – Service Class 2 (FidVIPMMktS2) 398,436 shares (cost $398,436)	398,436

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 46,476 shares (cost $946,368)	1,170,718

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 3,854 shares (cost $122,956)	107,135

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 5,869 shares (cost $73,753)	74,354

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 4,095 shares (cost $143,819)	147,331

Franklin Templeton VIP – Developing Markets Securities Fund – Class 2 (FrVIPDevMrk2) 848 shares (cost $9,425)	13,561

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 35,186 shares (cost $427,938)	561,561

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 1,424 shares (cost $23,341)	28,829

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 30,451 shares (cost $500,301)	614,510

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3) 2,738 shares (cost $44,901)	45,745

Franklin Templeton VIP – Growth Securities Fund – Class 2 (FrVIPGroSec2) 1,524 shares (cost $18,115)	23,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2) 2,665 shares (cost $38,908)	$45,575
Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal) 409 shares (cost $12,197)	12,705
Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 36,677 shares (cost $1,087,702)	1,496,419
Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 1,564 shares (cost $77,185)	101,304
Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC (LrdMidCapV) 30,363 shares (cost $651,955)	573,855
Lord Abbett Series Growth and Income Fund – Class VC (LrdGroInc) 3,931 shares (cost $112,812)	109,703
MFS VIT – Value Series – Service Class (MFSValueS) 125,456 shares (cost $1,786,717)	1,896,889
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc) 36,606 shares (cost $511,452)	530,790
Neuberger Berman AMT – International Portfolio – Class S (NBTAInt) 85,302 shares (cost $1,204,881)	1,160,965
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 36,094 shares (cost $1,394,870)	1,702,911
Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 1,671 shares (cost $59,313)	61,532
Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 596 shares (cost $4,973)	4,758
Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 8,561 shares (cost $71,365)	68,062
Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap) 74,363 shares (cost $1,271,185)	1,353,410
PIMCO VIT – High Yield Portfolio – Administrative Shares (PVITHighY) 107,647 shares (cost $883,924)	866,561
PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur) 141,969 shares (cost $1,439,821)	1,462,284
PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet) 335,985 shares (cost $3,460,732)	3,524,478
Putnam VT – Small Cap Value Fund – IB Shares (PVTSmCapV) 420 shares (cost $8,883)	7,879
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 33,458 shares (cost $392,157)	391,453
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 4,058 shares (cost $98,969)	95,981
Van Kampen LIT – Growth and Income Portfolio – Class I (VKLGroInc) 71,957 shares (cost $1,453,818)	1,537,004
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 46,294 shares (cost $1,102,066)	1,020,792

Total investments	25,582,631
Accounts receivable	–

Total assets	25,582,631
Accounts payable	1,058

Contract owners’ equity (note 4)	$25,581,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMCapDev	AlVIntlValA	AlVSmMdCpA	ACVPInflPro2	ACVPMdCpV	ACVPVal	ACVPVista1
Reinvested dividends	$597,142	–	554	–	97,912	70	1,184	–
Mortality and expense risk charges (note 2)	(99,452)	(2,766)	(168)	(1)	(8,633)	(10)	(311)	(11)

Net investment income (loss)	497,690	(2,766)	386	(1)	89,279	60	873	(11)

Proceeds from mutual funds shares sold	8,304,885	187,347	521	1	605,945	10	1,346	11
Cost of mutual fund shares sold	(6,876,910)	(130,392)	(329)	(1)	(628,260)	(11)	(1,408)	(11)

Realized gain (loss) on investments	1,427,975	56,955	192	–	(22,315)	(1)	(62)	–
Change in unrealized gain (loss) on investments	(480,705)	(39,020)	74	(97)	119,876	(1,133)	(14,057)	708

Net gain (loss) on investments	947,270	17,935	266	(97)	97,561	(1,134)	(14,119)	708

Reinvested capital gains	653,534	55,428	1,833	–	–	–	6,137	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,098,494	70,597	2,485	(98)	186,840	(1,074)	(7,109)	697

Investment activity:	DryIPSmCap	DryStkIx	DryVApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPMMktS2	FidVIPOvS
Reinvested dividends	$–	2,784	26,995	1,460	1,034	39	20,772	133
Mortality and expense risk charges (note 2)	(8)	(506)	(6,951)	(120)	(168)	(6)	(1,673)	(7)

Net investment income (loss)	(8)	2,278	20,044	1,340	866	33	19,099	126

Proceeds from mutual funds shares sold	8	3,136	1,061,926	682	1,068	7,642	131,291	9,839
Cost of mutual fund shares sold	(8)	(2,417)	(843,913)	(674)	(924)	(7,571)	(131,291)	(9,665)

Realized gain (loss) on investments	–	719	218,013	8	144	71	–	174
Change in unrealized gain (loss) on investments	(682)	898	(116,100)	360	(7,055)	4	–	(545)

Net gain (loss) on investments	(682)	1,617	101,913	368	(6,911)	75	–	(371)

Reinvested capital gains	–	–	–	–	4,866	–	–	615

Net increase (decrease) in contract owners’ equity resulting from operations	$(690)	3,895	121,957	1,708	(1,179)	108	19,099	370

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPOvSR	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FrVIPDevMrk2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3
Reinvested dividends	$38,260	853	1,921	751	270	15,400	529	12,676
Mortality and expense risk charges (note 2)	(4,793)	(293)	(210)	(353)	(48)	(2,387)	(101)	(2,416)

Net investment income (loss)	33,467	560	1,711	398	222	13,013	428	10,260

Proceeds from mutual funds shares sold	499,989	838	846	1,946	3,538	303,158	9,284	253,097
Cost of mutual fund shares sold	(349,258)	(801)	(875)	(2,038)	(2,313)	(189,951)	(6,830)	(183,914)

Realized gain (loss) on investments	150,731	37	(29)	(92)	1,225	113,207	2,454	69,183
Change in unrealized gain (loss)on investments	(77,010)	(13,355)	748	5,599	658	(19,430)	(121)	(19,562)

Net gain (loss) on investments	73,721	(13,318)	719	5,507	1,883	93,777	2,333	49,621

Reinvested capital gains	85,808	25,394	–	6,003	927	50,905	1,207	27,488

Net increase (decrease) in contract owners’equity resulting from operations	$192,996	12,636	2,430	11,908	3,032	157,695	3,968	87,369

Investment activity:	FrVIPGlInc3	FrVIPGroSec2	FrVIPSCapV2	JAspBal	JAspForty	JAspIntGroS2	LrdMidCapV	LrdGroInc
Reinvested dividends	$–	315	258	125	3,389	357	3,307	1,364
Mortality and expense risk charges (note 2)	(40)	(96)	(157)	(24)	(7,649)	(262)	(2,890)	(392)

Net investment income (loss)	(40)	219	101	101	(4,260)	95	417	972

Proceeds from mutual funds shares sold	38	702	692	24	1,257,418	756	291,654	1,833
Cost of mutual fund shares sold	(37)	(505)	(460)	(23)	(895,366)	(557)	(280,803)	(1,645)

Realized gain (loss) on investments	1	197	232	1	362,052	199	10,851	188
Change in unrealized gain (loss)on investments	845	(956)	(4,676)	507	273,610	17,307	(108,026)	(5,944)

Net gain (loss) on investments	846	(759)	(4,444)	508	635,662	17,506	(97,175)	(5,756)

Reinvested capital gains	–	1,005	2,652	–	–	–	97,211	7,522

Net increase (decrease) in contract owners’equity resulting from operations	$806	465	(1,691)	609	631,402	17,601	453	2,738

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	MFSValueS	NBTAFasc	NBTAInt	OppCapAp	OppGlSec3	OppHighInc3	OppHighInc	OppMStSCap
Reinvested dividends	$6,779	–	18,672	4,630	668	–	4,905	4,314
Mortality and expense risk charges (note 2)	(3,330)	(2,202)	(4,578)	(8,094)	(203)	(10)	(267)	(5,203)

Net investment income	3,449	(2,202)	14,094	(3,464)	465	(10)	4,638	(889)

Proceeds from mutual funds shares sold	156,378	117,467	297,492	803,776	620	27	1,465	282,591
Cost of mutual fund shares sold	(119,210)	(100,283)	(203,004)	(615,702)	(551)	(27)	(1,446)	(214,159)

Realized gain (loss) on investments	37,168	17,184	94,488	188,074	69	–	19	68,432
Change in unrealized gain (loss) on investments	(3,856)	(14,759)	(138,204)	78,529	(214)	(215)	(4,959)	(126,598)

Net gain (loss) on investments	33,312	2,425	(43,716)	266,603	(145)	(215)	(4,940)	(58,166)

Reinvested capital gains	13,597	3,960	66,422	–	2,432	–	–	46,005
Net increase (decrease) in contract owners’ equity resulting from operations	$50,358	4,183	36,800	263,139	2,752	(225)	(302)	(13,050)

Investment activity:	OppMSt	PVITHighY	PVITLowDur	PVITTotRet	PVTSmCapV	TRoeBlChip2	TRowEqInc2	VKLGroInc
Reinvested dividends	$–	68,888	69,181	152,049	–	6	1,263	21,507
Mortality and expense risk charges (note 2)	–	(3,952)	(5,804)	(12,619)	(8)	(29)	(279)	(5,433)

Net investment income	–	64,936	63,377	139,430	(8)	(23)	984	16,074

Proceeds from mutual funds shares sold	4,571	400,026	400,171	699,308	8	17	809	310,559
Cost of mutual fund shares sold	(4,485)	(406,858)	(406,921)	(731,293)	(8)	(16)	(738)	(259,281)

Realized gain (loss) on investments	86	(6,832)	(6,750)	(31,985)	–	1	71	51,278
Change in unrealized gain (loss) on investments	(94)	(28,468)	40,310	152,307	(1,004)	(704)	(6,133)	(82,967)

Net gain (loss) on investments	(8)	(35,300)	33,560	120,322	(1,004)	(703)	(6,062)	(31,689)

Reinvested capital gains	–	–	–	–	–	–	5,491	50,287

Net increase (decrease) in contract owners’ equity resulting from operations	$(8)	29,636	96,937	259,752	(1,012)	(726)	413	34,672

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:		VKUUSRE
Reinvested dividends	$	11,568
Mortality and expense risk charges (note 2)		(3,991)

Net investment income (loss)		7,577

Proceeds from mutual funds shares sold		193,014
Cost of mutual fund shares sold		(140,677)

Realized gain (loss) on investments		52,337
Change in unrealized gain (loss) on investments		(337,101)

Net gain (loss) on investments		(284,764)

Reinvested capital gains		90,339

Net increase (decrease) in contract owners’ equity resulting from operations		$(186,848)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMCapDev		AlVIntlValA		AlVREInvA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$497,690	407,405	(2,766)	(2,434)	386	431	–	(2)
Realized gain (loss) on investments	1,427,975	835,643	56,955	42,511	192	847	–	1,465
Change in unrealized gain (loss) on investments	(480,705)	1,098,922	(39,020)	43,008	74	10,233	–	(229)
Reinvested capital gains	653,534	347,641	55,428	12,826	1,833	753	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,098,494	2,689,611	70,597	95,911	2,485	12,264	–	1,234

Equity transactions:
Purchase payments received from contract owners (note 3)	3,924,476	3,392,612	103,245	86,956	–	–	–	850
Transfers between funds	–	–	(27,828)	60,740	–	(2,737)	–	(21,844)
Redemptions (note 3)	(5,153,495)	(4,941,530)	(142,108)	(113,173)	(352)	(346)	–	–
Adjustments to maintain reserves	965	5,760	(28)	(7)	43	(16)	–	(9)

Net equity transactions	(1,228,054)	(1,543,158)	(66,719)	34,516	(309)	(3,099)	–	(21,003)

Net change in contract owners’ equity	870,440	1,146,453	3,878	130,427	2,176	9,165	–	(19,769)
Contract owners’ equity beginning of period	24,711,133	23,564,680	688,595	558,168	45,429	36,264	–	19,769

Contract owners’ equity end of period	$25,581,573	24,711,133	692,473	688,595	47,605	45,429	–	–

CHANGES IN UNITS:
Beginning units	1,668,246	1,783,470	34,382	32,359	1,552	1,672	–	912

Units purchased	482,585	530,627	10,091	10,730	–	–	–	37
Units redeemed	(560,355)	(645,851)	(13,153)	(8,707)	(10)	(120)	–	(949)

Ending units	1,590,476	1,668,246	31,320	34,382	1,542	1,552	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVSmMdCpA		ACVPInflPro2		ACVPMdCpV		ACVPUltra
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1)	51	89,279	65,820	60	–	–	(4)
Realized gain (loss) on investments	–	723	(22,315)	(20,638)	(1)	–	–	2,259
Change in unrealized gain (loss) on investments	(97)	(1,293)	119,876	(18,800)	(1,133)	–	–	(1,249)
Reinvested capital gains	–	1,762	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(98)	1,243	186,840	26,382	(1,074)	–	–	1,006

Equity transactions:
Purchase payments received from contract owners (note 3)	957	6,700	276,133	307,858	11,855	–	–	1,700
Transfers between funds	–	(45,458)	30,650	178,549	–	–	–	(38,815)
Redemptions (note 3)	–	(145)	(562,112)	(623,782)	–	–	–	–
Adjustments to maintain reserves	(4)	(2)	(191)	256	2	–	–	8

Net equity transactions	953	(38,905)	(255,520)	(137,119)	11,857	–	–	(37,107)

Net change in contract owners’ equity	855	(37,662)	(68,680)	(110,737)	10,783	–	–	(36,101)
Contract owners’ equity beginning of period	–	37,662	2,196,709	2,307,446	–	–	–	36,101

Contract owners’ equity end of period	$855	–	2,128,029	2,196,709	10,783	–	–	–

CHANGES IN UNITS:
Beginning units	–	1,986	193,573	205,890	–	–	–	2,643

Units purchased	39	1,320	33,903	47,163	818	–	–	121
Units redeemed	–	(3,306)	(55,453)	(59,480)	–	–	–	(2,764)

Ending units	39	–	172,023	193,573	818	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued Years Ended December 31, 2007 and 2006

	ACVPVal		ACVPVista1		DryIPSmCap		DryStkIx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$873	628	(11)	–	(8)	–	2,278	941
Realized gain (loss) on investments	(62)	(517)	–	–	–	–	719	76
Change in unrealized gain (loss) on investments	(14,057)	5,067	708	–	(682)	–	898	7,048
Reinvested capital gains	6,137	5,508	–	–	–	–	–	–
Net increase (decrease) in contract owners’ equity resulting from operations	(7,109)	10,686	697	–	(690)	–	3,895	8,065

Equity transactions:
Purchase payments received from contract owners (note 3)	28,746	21,000	11,855	–	8,891	–	134,684	19,000
Transfers between funds	–	(1,522)	–	–	–	–	–	41,121
Redemptions (note 3)	(1,034)	(1,130)	–	–	–	–	(2,639)	(382)
Adjustments to maintain reserves	(4)	(3)	(7)	–	9	–	(4)	6
Net equity transactions	27,708	18,345	11,848	–	8,900	–	132,041	59,745

Net change in contract owners’ equity	20,599	29,031	12,545	–	8,210	–	135,936	67,810
Contract owners’ equity beginning of period	75,115	46,084	–	–	–	–	86,593	18,783
Contract owners’ equity end of period	$95,714	75,115	12,545	–	8,210	–	222,529	86,593

CHANGES IN UNITS:
Beginning units	4,021	2,917	–	–	–	–	5,123	1,279
Units purchased	1,453	4,372	725	–	401	–	7,577	3,868
Units redeemed	(54)	(3,268)	–	–	–	–	(148)	(24)
Ending units	5,420	4,021	725	–	401	–	12,552	5,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVApp		FedQualBd		FidVIPEIS		FidVIPGrS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,044	18,698	1,340	(30)	866	852	33	5
Realized gain (loss) on investments	218,013	58,849	8	1	144	124	71	64
Change in unrealized gain (loss) on investments	(116,100)	181,674	360	510	(7,055)	878	4	176
Reinvested capital gains	–	–	–	–	4,866	3,763	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	121,957	259,221	1,708	481	(1,179)	5,617	108	245

Equity transactions:
Purchase payments received from contract owners (note 3)	227,609	227,545	5,315	5,000	26,794	–	715	1,962
Transfers between funds	(683,654)	(68,190)	(316)	25,241	–	–	(7,847)	(9,241)
Redemptions (note 3)	(349,747)	(313,402)	(248)	(53)	(900)	(1,077)	(504)	(562)
Adjustments to maintain reserves	(40)	(43)	15	(9)	20	(13)	(11)	7

Net equity transactions	(805,832)	(154,090)	4,766	30,179	25,914	(1,090)	(7,647)	(7,834)

Net change in contract owners’ equity	(683,875)	105,131	6,474	30,660	24,735	4,527	(7,539)	(7,589)
Contract owners’ equity beginning of period	1,740,931	1,635,800	30,660	–	33,701	29,174	7,539	15,128

Contract owners’ equity end of period	$1,057,056	1,740,931	37,134	30,660	58,436	33,701	–	7,539

CHANGES IN UNITS:
Beginning units	115,323	125,771	2,661	–	1,813	1,877	505	1,084

Units purchased	18,060	21,392	454	2,666	1,345	–	–	86
Units redeemed	(67,738)	(31,840)	(46)	(5)	(46)	(64)	(505)	(665)

Ending units	65,645	115,323	3,069	2,661	3,112	1,813	–	505

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPMMktS2		FidVIPOvS		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$19,099	29,119	126	(6)	33,467	6,205	560	463
Realized gain (loss) on investments	–	–	174	14	150,731	153,015	37	(415)
Change in unrealized gain (loss) on investments	–	–	(545)	545	(77,010)	75,831	(13,355)	(2,466)
Reinvested capital gains	–	–	615	–	85,808	9,181	25,394	5,067

Net increase (decrease) in contract owners’ equity resulting from operations	19,099	29,119	370	553	192,996	244,232	12,636	2,649

Equity transactions:
Purchase payments received from contract owners (note 3)	28,445	85,672	670	2,313	223,965	194,434	30,867	23,000
Transfers between funds	128	(305,054)	(9,886)	6,960	(279,868)	(382,984)	–	39,035
Redemptions (note 3)	(114,306)	(306,781)	(615)	(363)	(239,868)	(216,769)	(551)	(501)
Adjustments to maintain reserves	(212)	53	(7)	5	13	(19)	15	7

Net equity transactions	(85,945)	(526,110)	(9,838)	8,915	(295,758)	(405,338)	30,331	61,541

Net change in contract owners’ equity	(66,846)	(496,991)	(9,468)	9,468	(102,762)	(161,106)	42,967	64,190
Contract owners’ equity beginning of period	465,232	962,223	9,468	–	1,273,494	1,434,600	64,190	–

Contract owners’ equity end of period	$398,386	465,232	–	9,468	1,170,732	1,273,494	107,157	64,190

CHANGES IN UNITS:
Beginning units	43,162	93,161	417	–	86,943	115,078	3,357	–

Units purchased	5,408	36,798	–	440	14,272	17,440	1,458	4,359
Units redeemed	(13,200)	(86,797)	(417)	(23)	(32,755)	(45,575)	(26)	(1,002)

Ending units	35,370	43,162	–	417	68,460	86,943	4,789	3,357

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPIGBdS		FidVIPMCapS		FrVIPDevMrk2		FrVIPDevMrk3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,711	1,591	398	(56)	222	70	13,013	5,129
Realized gain (loss) on investments	(29)	(36)	(92)	(1,036)	1,225	93	113,207	48,890
Change in unrealized gain (loss) on investments	748	97	5,599	(2,087)	658	2,431	(19,430)	87,584
Reinvested capital gains	–	107	6,003	5,586	927	–	50,905	–
Net increase (decrease) in contract owners’ equity resulting from operations	2,430	1,759	11,908	2,407	3,032	2,594	157,695	141,603

Equity transactions:
Purchase payments received from contract owners (note 3)	26,215	–	73,778	21,000	388	932	112,266	90,963
Transfers between funds	–	–	–	40,283	(3,379)	2,139	(195,320)	(135,185)
Redemptions (note 3)	(635)	(829)	(1,602)	(444)	(495)	(452)	(109,808)	(43,412)
Adjustments to maintain reserves	7	(9)	(19)	6	(25)	17	(40)	(19)
Net equity transactions	25,587	(838)	72,157	60,845	(3,511)	2,636	(192,902)	(87,653)

Net change in contract owners’ equity	28,017	921	84,065	63,252	(479)	5,230	(35,207)	53,950
Contract owners’ equity beginning of period	46,350	45,429	63,252	–	14,027	8,797	596,719	542,769
Contract owners’ equity end of period	$74,367	46,350	147,317	63,252	13,548	14,027	561,512	596,719

CHANGES IN UNITS:
Beginning units	3,954	4,027	4,658	–	446	357	36,600	42,499
Units purchased	2,207	–	4,876	9,209	–	107	6,577	9,070
Units redeemed	(53)	(73)	(107)	(4,551)	(110)	(18)	(16,307)	(14,969)
Ending units	6,108	3,954	9,427	4,658	336	446	26,870	36,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3		FrVIPGroSec2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$428	196	10,260	11,676	(40)	–	219	202
Realized gain (loss) on investments	2,454	525	69,183	196,269	1	–	197	159
Change in unrealized gain (loss) on investments	(121)	4,050	(19,562)	26,971	845	–	(956)	3,062
Reinvested capital gains	1,207	–	27,488	–	–	–	1,005	803

Net increase (decrease) in contract owners’ equity resulting from operations	3,968	4,771	87,369	234,916	806	–	465	4,226

Equity transactions:
Purchase payments received from contract owners (note 3)	556	1,974	76,868	161,158	44,939	–	–	–
Transfers between funds	(9,153)	6,991	(163,326)	(687,184)	–	–	–	–
Redemptions (note 3)	(587)	(393)	(84,605)	(188,562)	–	–	(602)	(723)
Adjustments to maintain reserves	(5)	(32)	(19)	(3)	2	–	36	(12)

Net equity transactions	(9,189)	8,540	(171,082)	(714,591)	44,941	–	(566)	(735)

Net change in contract owners’ equity	(5,221)	13,311	(83,713)	(479,675)	45,747	–	(101)	3,491
Contract owners’ equity beginning of period	34,052	20,741	698,219	1,177,894	–	–	23,659	20,168

Contract owners’ equity end of period	$28,831	34,052	614,506	698,219	45,747	–	23,558	23,659

CHANGES IN UNITS:
Beginning units	1,632	1,203	51,256	104,626	–	–	1,174	1,214

Units purchased	–	460	6,362	14,426	3,741	–	–	–
Units redeemed	(431)	(31)	(18,388)	(67,796)	–	–	(27)	(40)

Ending units	1,201	1,632	39,230	51,256	3,741	–	1,147	1,174

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPSCapV2		FrVIPUSGov2		JAspBal		JAspForty
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$101	101	–	2,433	101	–	(4,260)	(4,199)
Realized gain (loss) on investments	232	220	–	(1,455)	1	19	362,052	17,771
Change in unrealized gain (loss) on investments	(4,676)	3,941	–	–	507	–	273,610	140,835
Reinvested capital gains	2,652	1,323	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,691)	5,585	–	978	609	19	631,402	154,407

Equity transactions:
Purchase payments received from contract owners (note 3)	8,891	–	–	11,000	12,096	–	245,130	222,225
Transfers between funds	–	–	–	(11,643)	–	–	(727,750)	48,949
Redemptions (note 3)	(533)	(649)	–	(334)	–	(19)	(381,599)	(268,588)
Adjustments to maintain reserves	15	(24)	–	(1)	(3)	–	(21)	(11)

Net equity transactions	8,373	(673)	–	(978)	12,093	(19)	(864,240)	2,575

Net change in contract owners’ equity	6,682	4,912	–	–	12,702	–	(232,838)	156,982
Contract owners’ equity beginning of period	38,894	33,982	–	–	–	–	1,729,252	1,572,270

Contract owners’ equity end of period	$45,576	38,894	–	–	12,702	–	1,496,414	1,729,252

CHANGES IN UNITS:
Beginning units	1,808	1,841	–	–	–	–	104,890	103,685

Units purchased	393	–	–	5,431	813	–	22,659	25,601
Units redeemed	(23)	(33)	–	(5,431)	–	–	(60,834)	(24,396)

Ending units	2,178	1,808	–	–	813	–	66,715	104,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspIntGroS2		LrdMidCapV		LrdGroInc		MFSValueS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$95	338	417	1,035	972	969	3,449	2,948
Realized gain (loss) on investments	199	7	10,851	9,495	188	2,515	37,168	28,764
Change in unrealized gain (loss) on investments	17,307	6,812	(108,026)	9,164	(5,944)	3,473	(3,856)	76,118
Reinvested capital gains	–	–	97,211	54,654	7,522	3,124	13,597	19,003

Net increase (decrease) in contract owners’ equity resulting from operations	17,601	7,157	453	74,348	2,738	10,081	50,358	126,833

Equity transactions:
Purchase payments received from contract owners (note 3)	29,783	12,000	106,980	97,628	10,000	12,550	123,775	85,894
Transfers between funds	–	35,337	(126,782)	8,572	–	(8,773)	1,108,934	67,566
Redemptions (note 3)	(496)	(78)	(119,743)	(50,197)	(1,438)	(1,247)	(163,895)	(104,465)
Adjustments to maintain reserves	(33)	13	(2)	(63)	(18)	11	(52)	8

Net equity transactions	29,254	47,272	(139,547)	55,940	8,544	2,541	1,068,762	49,003

Net change in contract owners’ equity	46,855	54,429	(139,094)	130,288	11,282	12,622	1,119,120	175,836
Contract owners’ equity beginning of period	54,429	–	712,925	582,637	98,406	85,784	777,745	601,909

Contract owners’ equity end of period	$101,284	54,429	573,831	712,925	109,688	98,406	1,896,865	777,745

CHANGES IN UNITS:
Beginning units	2,733	–	36,785	33,604	5,496	5,598	42,331	39,338

Units purchased	1,275	2,737	7,750	7,435	527	3,711	62,902	12,492
Units redeemed	(23)	(4)	(14,976)	(4,254)	(79)	(3,813)	(8,869)	(9,499)

Ending units	3,985	2,733	29,559	36,785	5,944	5,496	96,364	42,331

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAFasc		NBTAInt		NBTARegS		OppCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,202)	(2,193)	14,094	(615)	–	(73)	(3,464)	(888)
Realized gain (loss) on investments	17,184	14,000	94,488	9,108	–	(2,173)	188,074	46,284
Change in unrealized gain (loss) on investments	(14,759)	2,468	(138,204)	63,409	–	–	78,529	101,284
Reinvested capital gains	3,960	14,631	66,422	2,813	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,183	28,906	36,800	74,715	–	(2,246)	263,139	146,680

Equity transactions:
Purchase payments received from contract owners (note 3)	67,127	68,841	166,399	39,482	–	7,000	273,966	266,074
Transfers between funds	5,011	31,694	109,918	715,130	–	(4,547)	(393,778)	24,103
Redemptions (note 3)	(104,529)	(89,888)	(218,660)	(90,542)	–	(207)	(413,846)	(319,845)
Adjustments to maintain reserves	22	(25)	1,130	5,770	–	–	(1)	(19)

Net equity transactions	(32,369)	10,622	58,787	669,840	–	2,246	(533,659)	(29,687)

Net change in contract owners’ equity	(28,186)	39,528	95,587	744,555	–	–	(270,520)	116,993

Contract owners’ equity beginning of period	558,975	519,447	1,065,565	321,010	–	–	1,973,440	1,856,447

Contract owners’ equity end of period	$530,789	558,975	1,161,152	1,065,565	–	–	1,702,920	1,973,440

CHANGES IN UNITS:
Beginning units	36,324	35,403	73,940	27,390	–	–	128,591	130,109

Units purchased	7,465	9,052	24,825	55,403	–	3,036	20,591	26,483
Units redeemed	(9,330)	(8,131)	(20,382)	(8,853)	–	(3,036)	(51,553)	(28,001)

Ending units	34,459	36,324	78,383	73,940	–	–	97,629	128,591

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

		OppGlSec3		OppGlSec		OppHighInc3		OppHighInc
Investment activity:		2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$	465	101	–	(3)	(10)	–	4,638	5,033
Realized gain (loss) on investments		69	8	–	4,924	–	–	19	(228)
Change in unrealized gain (loss) on investments		(214)	2,393	–	(3,722)	(215)	–	(4,959)	787
Reinvested capital gains		2,432	1,093	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations		2,752	3,595	–	1,199	(225)	–	(302)	5,592

Equity transactions:
Purchase payments received from contract owners (note 3)		10,000	25,850	–	–	5,000	–	–	13,000
Transfers between funds		–	17,851	–	(25,075)	–	–	–	16,428
Redemptions (note 3)		(418)	(648)	–	–	(17)	–	(1,195)	(1,523)
Adjustments to maintain reserves		4	(10)	–	4	(6)	–	7	16

Net equity transactions		9,586	43,043	–	(25,071)	4,977	–	(1,188)	27,921

Net change in contract owners’ equity		12,338	46,638	–	(23,872)	4,752	–	(1,490)	33,513
Contract owners’ equity beginning of period		49,189	2,551	–	23,872	–	–	69,566	36,053

Contract owners’ equity end of period		$61,527	49,189	–	–	4,752	–	68,076	69,566

CHANGES IN UNITS:
Beginning units		3,486	212	–	1,241	–	–	4,512	2,551

Units purchased		657	6,512	–	–	495	–	–	3,305
Units redeemed		(28)	(3,238)	–	(1,241)	(2)	–	(75)	(1,344)

Ending units		4,115	3,486	–	–	493	–	4,437	4,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMStSCap		OppMSt		PVITHighY		PVITLowDur
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(889)	(3,171)	–	3	64,936	68,995	63,377	60,555
Realized gain (loss) on investments	68,432	71,757	86	1,401	(6,832)	6,285	(6,750)	(6,666)
Change in unrealized gain (loss) on investments	(126,598)	73,052	(94)	(767)	(28,468)	15,099	40,310	1,817
Reinvested capital gains	46,005	36,991	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(13,050)	178,629	(8)	637	29,636	90,379	96,937	55,706

Equity transactions:
Purchase payments received from contract owners (note 3)	190,173	165,719	30	7,096	183,541	152,683	216,472	229,048
Transfers between funds	69,237	(25,120)	(4,601)	(3,823)	(88,396)	7,918	48,186	109,389
Redemptions (note 3)	(207,249)	(176,251)	–	(14,037)	(277,408)	(302,156)	(423,950)	(487,711)
Adjustments to maintain reserves	(32)	59	(4)	(4)	199	(91)	198	(161)

Net equity transactions	52,129	(35,593)	(4,575)	(10,768)	(182,064)	(141,646)	(159,094)	(149,435)

Net change in contract owners’ equity	39,079	143,036	(4,583)	(10,131)	(152,428)	(51,267)	(62,157)	(93,729)
Contract owners’ equity beginning of period	1,314,328	1,171,292	4,583	14,714	1,019,006	1,070,273	1,524,158	1,617,887

Contract owners’ equity end of period	$1,353,407	1,314,328	–	4,583	866,578	1,019,006	1,462,001	1,524,158

CHANGES IN UNITS:
Beginning units	61,432	62,725	275	1,018	62,855	71,777	139,944	153,951

Units purchased	17,618	13,870	–	676	14,833	11,377	27,408	52,582
Units redeemed	(14,750)	(15,163)	(275)	(1,419)	(25,830)	(20,299)	(41,796)	(66,589)

Ending units	64,300	61,432	–	275	51,858	62,855	125,556	139,944

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVITTotRet		PVTSmCapV		TRoeBlChip2		TRowEqInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$139,430	119,512	(8)	–	(23)	–	984	342
Realized gain (loss) on investments	(31,985)	(23,930)	–	–	1	–	71	7
Change in unrealized gain (loss) on investments	152,307	(5,197)	(1,004)	–	(704)	–	(6,133)	3,145
Reinvested capital gains	–	17,667	–	–	–	–	5,491	1,488

Net increase (decrease) in contract owners’ equity resulting from operations	259,752	108,052	(1,012)	–	(726)	–	413	4,982

Equity transactions:
Purchase payments received from contract owners (note 3)	472,409	399,261	8,891	–	7,263	–	30,746	10,000
Transfers between funds	458,307	487,801	–	–	384,917	–	–	50,482
Redemptions (note 3)	(749,446)	(803,476)	–	–	–	–	(533)	(111)
Adjustments to maintain reserves	65	134	(6)	–	(3)	–	(2)	5

Net equity transactions	181,335	83,720	8,885	–	392,177	–	30,211	60,376

Net change in contract owners’ equity	441,087	191,772	7,873	–	391,451	–	30,624	65,358
Contract owners’ equity beginning of period	3,082,824	2,891,052	–	–	–	–	65,358	–

Contract owners’ equity end of period	$3,523,911	3,082,824	7,873	–	391,451	–	95,982	65,358

CHANGES IN UNITS:
Beginning units	260,016	252,413	–	–	–	–	5,209	–

Units purchased	80,860	84,043	404	–	28,423	–	2,283	5,218
Units redeemed	(66,365)	(76,440)	–	–	–	–	(41)	(9)

Ending units	274,511	260,016	404	–	28,423	–	7,451	5,209

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

Investment activity:	VKLGroInc		VKUUSRE
	2007	2006	2007	2006
Net investment income	$16,074	9,821	7,577	6,816
Realized gain (loss) on investments	51,278	55,886	52,337	118,402
Change in unrealized gain (loss) on investments	(82,967)	50,370	(337,101)	131,400
Reinvested capital gains	50,287	84,566	90,339	64,932

Net increase (decrease) in contract owners’ equity resulting from operations	34,672	200,643	(186,848)	321,550

Equity transactions:
Purchase payments received from contract owners (note 3)	161,437	177,878	138,611	129,366
Transfers between funds	261,146	(50,684)	245,450	(194,400)
Redemptions (note 3)	(282,542)	(250,245)	(192,680)	(166,032)
Adjustments to maintain reserves	(30)	7	(8)	(27)

Net equity transactions	140,011	(123,044)	191,373	(231,093)

Net change in contract owners’ equity	174,683	77,599	4,525	90,457
Contract owners’ equity beginning of period	1,362,295	1,284,696	1,016,261	925,804

Contract owners’ equity end of period	$1,536,978	1,362,295	1,020,786	1,016,261

CHANGES IN UNITS:
Beginning units	72,151	78,812	32,916	41,247

Units purchased	26,397	12,172	14,240	5,427
Units redeemed	(19,031)	(18,833)	(7,119)	(13,758)

Ending units	79,517	72,151	40,037	32,916

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b)	The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);
AIM VIF – Basic Value Fund – Series I (AIMBValue)*
AIM VIF – Capital Development Fund – Series I (AIMCapDev)
AIM VIF – Dynamics Fund – Series I (AIMDyn)*
AIM VIF – Small Cap Growth Fund – Series I (AIMSmCpGr)*
Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);
AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)*
AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA)
AllianceBernstein VPS – Real Estate Investment Portfolio – Class A (AlVREInvA)*
AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class A (AlVSmMdCpA)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
American Century VP – Income & Growth Fund – Class I (ACVPIncGr)*
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)
American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)
American Century VP – Ultra® Fund – Class I (ACVPUltra)*
American Century VP – Value Fund – Class I (ACVPVal)
American Century VP – VistaSM Fund – Class I (ACVPVista1)
Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)
Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)*
Portfolio of the Federated Insurance Series (Federated IS);
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);
Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)
Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)*
Fidelity® VIP – Money Market Portfolio – Service Class 2 (FidVIPMMktS2)
Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)*
Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);
Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)
Portfolio of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);
Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)
Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
Franklin Templeton VIP – Developing Markets Securities Fund – Class 2 (FrVIPDevMrk2)
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)
Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)
Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)
Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)
Franklin Templeton VIP – Growth Securities Fund – Class 2 (FrVIPGroSec2)
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)
Franklin Templeton VIP – US Government Fund – Class 2 (FrVIPUSGov2)*
Portfolios of the Janus Aspen Series;
Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)
Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)
Janus Aspen Series – Fundamental Equity Portfolio – Service Shares (JAspFundEq)*
Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)
Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)*
Portfolio of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);
Legg Mason Partners VET – Small Cap Growth Portfolio – Class II (LMVESmCap2)*
Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)*
Lord Abbett Series Fund, Inc. – Mid Cap Value Portfolio – Class VC (LrdMidCapV)
Lord Abbett Series Growth and Income Fund – Class VC (LrdGroInc)
Portfolios of the MFS Variable Insurance Trust (MFS VIT);
MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)*
MFS VIT – Value Series – Service Class (MFSValueS)
Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)
Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)
Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)*
Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)*
Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)
Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)
Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)*
Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)
Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)
Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)
Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)*
Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);
PIMCO VIT – High Yield Portfolio – Administrative Shares (PVITHighY)
PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur)
PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)
Portfolios of the Putnam Variable Trust (Putnam VT);
Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)*
Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)*
Putnam VT – Small Cap Value Fund – IB Shares (PVTSmCapV)
Putnam VT – Voyager Fund – IB Shares (PVTVoygr)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class I (VKLCom)*

Van Kampen LIT – Growth and Income Portfolio – Class I (VKLGroInc)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)*

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account-13 Options

BOA Advisor
Variable Account Charges – Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or
(iii) highest contract value before 81st birthday less surrenders.

Maximum Variable Account Charges*	0.55%

* When maximum options are utilized.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007:

	Total	AIMCapDev	AlVIntlValA	AlVSmMdCpA	ACVPInflPro2	ACVPMdCpV	ACVPVal	ACVPVista1

0.35%	$69,997	1,932	168	1	5,865	10	283	11
0.55%	29,455	834	–	–	2,768	–	28	–

Totals	$99,452	2,766	168	1	8,633	10	311	11

	DryIPSmCap	DryStkIx	DryVApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPMMktS2	FidVIPOvS

0.35%	$8	506	4,841	120	108	6	1,212	7
0.55%	–	–	2,110	–	60	–	461	–

Totals	$8	506	6,951	120	168	6	1,673	7

	FidVIPOvSR	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FrVIPDevMrk2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3

0.35%	$3,345	281	182	353	33	1,679	101	1,733
0.55%	1,448	12	28	–	15	708	–	683

Totals	$4,793	293	210	353	48	2,387	101	2,416

	FrVIPGlInc3	FrVIPGroSec2	FrVIPSCapV2	JAspBal	JAspForty	JAspIntGroS2	LrdMidCapV	LrdGroInc

0.35%	$23	58	130	–	5,327	262	2,045	343
0.55%	17	38	27	24	2,322	–	845	49

Totals	$40	96	157	24	7,649	262	2,890	392

	MFSValueS	NBTAFasc	NBTAInt	OppCapAp	OppGlSec3	OppHighInc3	OppHighInc	OppMStSCap

0.35%	$2,325	1,529	3,198	5,607	203	10	204	3,687
0.55%	1,005	673	1,380	2,487	–	–	63	1,516

Totals	$3,330	2,202	4,578	8,094	203	10	267	5,203

	PVITHighY	PVITLowDur	PVITTotRet	PVTSmCapV	TRoeBlChip2	TRowEqInc2	VKLGroInc	VKUUSRE

0.35%	$2,668	3,987	8,718	8	25	279	3,793	2,783
0.55%	1,284	1,817	3,901	–	4	–	1,640	1,208

Totals	$3,952	5,804	12,619	8	29	279	5,433	3,991

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, there were no transfers between the Account and the fixed account. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Capital Development Fund – Series I
2007	0.35% to 0.55%	31,320	$22.16 to 21.93	$692,473	0.00%	10.45% to 10.23%
2006	0.35% to 0.55%	34,382	20.06 to 19.90	688,595	0.00%	16.11% to 15.88%
2005	0.35% to 0.55%	32,359	17.28 to 17.17	558,168	0.00%	9.22% to 9.00%
2004	0.35% to 0.55%	21,253	15.82 to 15.75	335,967	0.00%	15.10% to 14.86%
2003	0.35% to 0.55%	4,212	13.75 to 13.71	57,861	0.00%	34.88% to 34.61%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.35%	1,542	30.87	47,605	1.19%	5.47%
2006	0.35%	1,552	29.27	45,429	1.40%	34.96%
2005	0.35%	1,672	21.69	36,264	0.80%	16.38%
2004	0.35%	1,672	18.64	31,160	0.02%	24.76%
2003	0.35% to 0.55%	5,292	14.94 to 14.90	78,990	0.17%	43.86% to 43.57%

AllianceBernstein VPS – Real Estate Investment Portfolio – Class A
2005	0.35%	912	21.68	19,769	2.87%	11.28%
2004	0.35%	797	19.48	15,525	0.00%	35.15%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.35%	39	21.91	855	0.00%	1.35%
2005	0.35%	1,986	18.96	37,662	0.84%	6.54%
2004	0.35%	1,724	17.80	30,686	0.00%	18.89%

American Century VP – Inflation Protection Fund – Class II
2007	0.35% to 0.55%	172,023	12.40 to 12.28	2,128,029	4.53%	9.11% to 8.89%
2006	0.35% to 0.55%	193,573	11.37 to 11.28	2,196,709	3.34%	1.23% to 1.03%
2005	0.35% to 0.55%	205,890	11.23 to 11.16	2,307,446	4.54%	1.21% to 1.01%
2004	0.35% to 0.55%	90,590	11.10 to 11.05	1,004,099	5.40%	5.44% to 5.23%
2003	0.35% to 0.55%	20,698	10.52 to 10.50	217,659	1.06%	5.24% to 5.03%

American Century VP – Mid Cap Value Fund – Class I
2007	0.35%	818	13.18	10,783	1.30%	-2.65%

American Century VP – Ultra® Fund – Class I
2005	0.35%	2,643	13.66	36,101	0.00%	1.81%
2004	0.35%	2,286	13.42	30,670	0.00%	10.29%

American Century VP – Value Fund – Class I
2007	0.35% to 0.55%	5,420	17.67 to 17.49	95,714	1.39%	-5.47% to -5.66%
2006	0.35% to 0.55%	4,021	18.69 to 18.54	75,115	1.44%	18.24% to 18.00%
2005	0.35% to 0.55%	2,917	15.81 to 15.71	46,084	1.19%	4.67% to 4.46%
2004	0.35% to 0.55%	1,494	15.10 to 15.04	22,544	0.00%	13.93% to 13.70%

American Century VP – VistaSM Fund – Class I
2007	0.35%	725	17.30	12,545	0.00%	39.28%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.35%	401	20.47	8,210	0.00%	-1.00%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.35%	12,552	17.73	222,529	1.80%	4.88%
2006	0.35%	5,123	16.90	86,593	2.22%	15.09%
2005	0.35%	1,279	14.69	18,783	1.60%	4.33%
2004	0.35%	1,286	14.08	18,103	3.39%	10.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

VIF – Appreciation Portfolio – Initial Shares
2007	0.35% to 0.55%	65,645	$16.15 to 15.98	$1,057,056	1.93%	6.76% to 6.54%
2006	0.35% to 0.55%	115,323	15.12 to 15.00	1,740,931	1.52%	16.07% to 15.84%
2005	0.35% to 0.55%	125,771	13.03 to 12.95	1,635,800	0.02%	4.01% to 3.81%
2004	0.35% to 0.55%	69,765	12.53 to 12.47	873,149	2.99%	4.68% to 4.47%
2003	0.35% to 0.55%	13,335	11.97 to 11.94	159,453	2.22%	20.75% to 20.50%

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.35%	3,069	12.10	37,134	4.31%	5.01%
2006	0.35%	2,661	11.52	30,660	0.00%	3.79%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.35% to 0.55%	3,112	18.83 to 18.63	58,436	2.24%	1.06% to 0.86%
2006	0.35% to 0.55%	1,813	18.63 to 18.47	33,701	3.10%	19.66% to 19.42%
2005	0.35% to 0.55%	1,877	15.57 to 15.47	29,174	1.55%	5.39% to 5.18%
2004	0.35% to 0.55%	2,060	14.77 to 14.71	30,399	0.00%	10.99% to 10.77%

Fidelity® VIP – Growth Portfolio – Service Class
2006	0.35%	505	14.93	7,539	0.15%	6.36%
2005	0.35% to 0.55%	1,084	14.04 to 13.95	15,128	0.88%	5.30% to 5.09%
2004	0.35% to 0.55%	67,988	13.33 to 13.27	905,459	0.06%	2.90% to 2.70%
2003	0.35% to 0.55%	12,086	12.95 to 12.92	156,431	0.00%	32.32% to 32.05%

Fidelity® VIP – Money Market Portfolio – Service Class 2
2007	0.35% to 0.55%	35,370	11.29 to 11.17	398,386	4.81%	4.55% to 4.34%
2006	0.35% to 0.55%	43,162	10.80 to 10.71	465,232	4.51%	4.26% to 4.06%
2005	0.35% to 0.55%	93,161	10.35 to 10.29	962,223	2.64%	2.43% to 2.22%
2004	0.35% to 0.55%	66,129	10.11 to 10.07	667,701	0.78%	0.60% to 0.40%
2003	0.35% to 0.55%	10,754	10.05 to 10.03	108,017	0.50%	0.39% to 0.19%

Fidelity® VIP – Overseas Portfolio – Service Class
2006	0.35%	417	22.71	9,468	0.00%	17.54%
2004	0.35% to 0.55%	58,722	16.29 to 16.23	956,056	0.44%	13.09% to 12.86%
2003	0.35% to 0.55%	13,136	14.41 to 14.38	189,116	0.00%	42.70% to 42.42%

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.35% to 0.55%	68,460	17.12 to 17.03	1,170,732	3.13%	16.81% to 16.58%
2006	0.35% to 0.55%	86,943	14.66 to 14.61	1,273,494	0.90%	17.54% to 17.30%
2005	0.35% to 0.55%	115,078	12.47 to 12.45	1,434,600	0.00%	24.71% to 24.54%	(a) (b)

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.35% to 0.55%	4,789	22.39 to 22.16	107,157	1.00%	17.09% to 16.86%
2006	0.35%	3,357	19.12	64,190	2.07%	11.20%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.35% to 0.55%	6,108	12.18 to 12.06	74,367	3.18%	3.84% to 3.64%
2006	0.35% to 0.55%	3,954	11.73 to 11.64	46,350	3.83%	3.94% to 3.73%
2005	0.35% to 0.55%	4,027	11.29 to 11.22	45,429	3.67%	1.72% to 1.52%
2004	0.35% to 0.55%	4,249	11.10 to 11.05	47,132	0.00%	3.95% to 3.75%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.35%	9,427	15.63	147,317	0.71%	15.08%
2006	0.35%	4,658	13.58	63,252	0.39%	12.20%

Franklin Templeton VIP – Developing Markets Securities Fund – Class 2
2007	0.35% to 0.55%	336	40.43 to 40.01	13,548	1.96%	28.33% to 28.07%
2006	0.35% to 0.55%	446	31.50 to 31.24	14,027	0.94%	27.64% to 27.39%
2005	0.35% to 0.55%	357	24.68 to 24.52	8,797	3.16%	26.98% to 26.73%
2004	0.35% to 0.55%	11,584	19.44 to 19.35	225,024	0.44%	24.27% to 24.03%
2003	0.35% to 0.55%	2,343	15.64 to 15.60	36,612	0.00%	52.46% to 52.15%

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.35% to 0.55%	26,870	20.92 to 20.81	561,512	2.66%	28.24% to 27.99%
2006	0.35% to 0.55%	36,600	16.32 to 16.26	596,719	1.30%	27.72% to 27.46%
2005	0.35% to 0.55%	42,499	12.77 to 12.76	542,769	0.23%	27.75% to 27.58%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.35%	1,201	$ 24.01	$28,831	1.68%	15.05%
2006	0.35%	1,632	20.87	34,052	1.02%	21.02%
2005	0.35% to 0.55%	1,203	17.24 to 17.13	20,741	2.96%	9.78% to 9.56%
2004	0.35% to 0.55%	51,811	15.70 to 15.64	813,015	1.16%	18.11% to 17.88%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.35% to 0.55%	39,230	15.68 to 15.60	614,506	1.93%	15.04% to 14.81%
2006	0.35% to 0.55%	51,256	13.63 to 13.59	698,219	1.77%	21.04% to 20.79%
2005	0.35% to 0.55%	104,626	11.26 to 11.25	1,177,894	0.32%	12.62% to 12.47%	(a) (b)

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.35% to 0.55%	3,741	12.27 to 12.20	45,747	0.00%	10.64% to 10.42%

Franklin Templeton VIP – Growth Securities Fund – Class 2
2007	0.35% to 0.55%	1,147	20.60 to 20.39	23,558	1.33%	1.99% to 1.78%
2006	0.35% to 0.55%	1,174	20.20 to 20.04	23,659	1.31%	21.38% to 21.14%
2005	0.35% to 0.55%	1,214	16.64 to 16.54	20,168	1.14%	8.48% to 8.27%
2004	0.35% to 0.55%	1,327	15.34 to 15.28	20,335	2.11%	15.62% to 15.39%

Franklin Templeton VIP –Small Cap Value Securities Fund – Class 2
2007	0.35% to 0.55%	2,178	20.95 to 20.73	45,576	0.61%	-2.72% to -2.92%
2006	0.35% to 0.55%	1,808	21.53 to 21.36	38,894	0.65%	16.57% to 16.34%
2005	0.35% to 0.55%	1,841	18.47 to 18.36	33,982	0.76%	8.39% to 8.17%
2004	0.35% to 0.55%	1,938	17.04 to 16.97	33,014	0.31%	23.31% to 23.07%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.55%	813	15.62	12,702	1.97%	9.68%
2004	0.35%	442	12.17	5,378	5.43%	7.91%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.35% to 0.55%	66,715	22.49 to 22.26	1,496,414	0.21%	36.15% to 35.88%
2006	0.35% to 0.55%	104,890	16.52 to 16.38	1,729,252	0.15%	8.74% to 8.52%
2005	0.35% to 0.55%	103,685	15.19 to 15.09	1,572,270	0.00%	12.16% to 11.94%

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.35%	3,985	25.42	101,284	0.46%	27.62%
2006	0.35%	2,733	19.92	54,429	1.41%	46.18%

Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC
2007	0.35% to 0.55%	29,559	19.46 to 19.26	573,831	0.51%	0.23% to 0.02%
2006	0.35% to 0.55%	36,785	19.41 to 19.25	712,925	0.54%	11.84% to 11.62%
2005	0.35% to 0.55%	33,604	17.36 to 17.25	582,637	0.58%	7.84% to 7.63%
2004	0.35% to 0.55%	18,301	16.10 to 16.03	294,445	0.48%	23.61% to 23.36%
2003	0.35% to 0.55%	3,281	13.02 to 12.99	42,696	1.08%	24.32% to 24.07%

Lord Abbett Series Growth and Income Fund – Class VC
2007	0.35% to 0.55%	5,944	18.47 to 18.28	109,688	1.31%	3.07% to 2.87%
2006	0.35% to 0.55%	5,496	17.92 to 17.77	98,406	1.27%	16.86% to 16.63%
2005	0.35% to 0.55%	5,598	15.33 to 15.24	85,784	1.00%	2.89% to 2.68%
2004	0.35% to 0.55%	5,309	14.90 to 14.84	79,086	1.58%	12.26% to 12.03%

MFS VIT – Value Series – Service Class
2007	0.35% to 0.55%	96,364	19.73 to 19.53	1,896,865	0.51%	7.21% to 7.00%
2006	0.35% to 0.55%	42,331	18.41 to 18.25	777,745	0.82%	20.08% to 19.84%
2005	0.35% to 0.55%	39,338	15.33 to 15.23	601,909	0.63%	6.09% to 5.88%
2004	0.35% to 0.55%	22,640	14.45 to 14.39	326,826	0.23%	14.42% to 14.19%
2003	0.35% to 0.55%	3,779	12.63 to 12.60	47,680	0.02%	24.27% to 24.02%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.35% to 0.55%	34,459	15.44 to 15.28	530,789	0.00%	0.16% to -0.04%
2006	0.35% to 0.55%	36,324	15.42 to 15.29	558,975	0.00%	4.88% to 4.67%
2005	0.35% to 0.55%	35,403	14.70 to 14.61	519,447	0.00%	2.54% to 2.33%
2004	0.35% to 0.55%	20,482	14.34 to 14.27	293,372	0.00%	11.49% to 11.26%
2003	0.35% to 0.55%	3,163	12.86 to 12.83	40,640	0.00%	24.63% to 24.38%

Neuberger Berman AMT – International Portfolio – Class S
2007	0.35% to 0.55%	78,383	14.83 to 14.75	1,161,152	1.68%	2.85% to 2.64%
2006	0.35% to 0.55%	73,940	14.42 to 14.37	1,065,565	0.11%	23.02% to 22.78%
2005	0.35% to 0.55%	27,390	11.72 to 11.71	321,010	0.23%	17.23% to 17.07%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.35% to 0.55%	97,629	$17.49 to 17.31	$1,702,920	0.25%	13.75% to 13.52%
2006	0.35% to 0.55%	128,591	15.38 to 15.25	1,973,440	0.35%	7.57% to 7.36%
2005	0.35% to 0.55%	130,109	14.29 to 14.20	1,856,447	0.84%	4.73% to 4.52%
2004	0.35% to 0.55%	76,917	13.65 to 13.59	1,048,831	0.14%	6.56% to 6.35%
2003	0.35% to 0.55%	14,790	12.81 to 12.78	189,257	0.04%	30.49% to 30.22%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.35%	4,115	14.95	61,527	1.21%	5.96%
2006	0.35%	3,486	14.11	49,189	0.81%	17.28%
2005	0.35%	212	12.03	2,551	0.00%	20.32%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2005	0.35%	1,241	19.24	23,872	0.96%	13.91%
2004	0.35%	1,241	16.89	20,957	0.00%	18.75%

Oppenheimer VAF – High Income Fund – Class 3
2007	0.35%	493	9.64	4,752	0.00%	-3.62%	(a) (b)

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.35% to 0.55%	4,437	15.37 to 15.21	68,076	7.13%	-0.45% to -0.65%
2006	0.35% to 0.55%	4,512	15.44 to 15.31	69,566	10.04%	9.04% to 8.82%
2005	0.35% to 0.55%	2,551	14.16 to 14.07	36,053	6.54%	1.96% to 1.75%
2004	0.35% to 0.55%	2,786	13.89 to 13.83	38,645	0.00%	8.59% to 8.37%

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.35% to 0.55%	64,300	21.10 to 20.88	1,353,407	0.32%	-1.56% to -1.76%
2006	0.35% to 0.55%	61,432	21.43 to 21.26	1,314,328	0.15%	14.60% to 14.37%
2005	0.35% to 0.55%	62,725	18.70 to 18.59	1,171,292	0.00%	9.54% to 9.32%
2004	0.35% to 0.55%	37,448	17.07 to 17.00	638,953	0.00%	19.00% to 18.76%
2003	0.35% to 0.55%	6,989	14.35 to 14.32	100,212	0.00%	43.86% to 43.57%

Oppenheimer VAF – Main Street® – Non-Service Shares
2006	0.35%	275	16.67	4,583	0.12%	14.62%
2005	0.35% to 0.55%	1,018	14.54 to 14.45	14,714	1.62%	5.61% to 5.39%

PIMCO VIT – High Yield Portfolio – Administrative Shares
2007	0.35% to 0.55%	51,858	16.76 to 16.58	866,578	7.31%	3.15% to 2.95%
2006	0.35% to 0.55%	62,855	16.24 to 16.11	1,019,006	7.03%	8.69% to 8.47%
2005	0.35% to 0.55%	71,777	14.94 to 14.85	1,070,273	6.68%	3.75% to 3.54%
2004	0.35% to 0.55%	38,412	14.40 to 14.34	552,572	5.03%	9.14% to 8.92%
2003	0.35% to 0.55%	5,561	13.20 to 13.17	73,320	4.06%	22.42% to 22.17%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.35% to 0.55%	125,556	11.67 to 11.55	1,462,001	4.63%	7.00% to 6.78%
2006	0.35% to 0.55%	139,944	10.91 to 10.82	1,524,158	4.28%	3.60% to 3.39%
2005	0.35% to 0.55%	153,951	10.53 to 10.47	1,617,887	3.86%	0.65% to 0.45%
2004	0.35% to 0.55%	135,231	10.46 to 10.42	1,413,258	0.50%	1.48% to 1.28%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.35% to 0.55%	274,511	12.87 to 12.74	3,523,911	4.60%	8.36% to 8.14%
2006	0.35% to 0.55%	260,016	11.88 to 11.78	3,082,824	4.41%	3.48% to 3.28%
2005	0.35% to 0.55%	252,413	11.48 to 11.41	2,891,052	3.44%	2.07% to 1.86%
2004	0.35% to 0.55%	73,293	11.25 to 11.20	823,162	1.27%	4.51% to 4.30%
2003	0.35% to 0.55%	20,255	10.76 to 10.73	217,749	1.39%	4.67% to 4.46%

Putnam VT – Small Cap Value Fund – IB Shares
2007	0.35%	404	19.49	7,873	0.00%	-13.03%

T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.35% to 0.55%	28,423	13.79 to 13.71	391,451	0.00%	12.09% to 11.87%

T. Rowe Price Equity Income Portfolio – II
2007	0.35%	7,451	12.88	95,982	1.57%	2.67%
2006	0.35%	5,209	12.55	65,358	1.24%	18.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen LIT – Growth and Income Portfolio – Class I
2007	0.35% to 0.55%	79,517	$19.38 to 19.18	$1,536,978	1.48%	2.44% to 2.23%
2006	0.35% to 0.55%	72,151	18.92 to 18.76	1,362,295	1.15%	15.83% to 15.60%
2005	0.35% to 0.55%	78,812	16.33 to 16.23	1,284,696	1.00%	9.60% to 9.38%
2004	0.35% to 0.55%	46,642	14.90 to 14.84	694,313	0.42%	13.98% to 13.75%
2003	0.35% to 0.55%	7,868	13.07 to 13.04	102,764	0.15%	27.58% to 27.33%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2003	0.35% to 0.55%	6,890	13.37 to 13.34	92,048	0.00%	27.42% to 27.16%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.35% to 0.55%	40,037	25.56 to 25.30	1,020,786	1.14%	-17.36% to -17.53%
2006	0.35% to 0.55%	32,916	30.93 to 30.68	1,016,261	1.11%	37.56% to 37.29%
2005	0.35% to 0.55%	41,247	22.48 to 22.34	925,804	1.33%	16.64% to 16.41%
2004	0.35% to 0.55%	26,488	19.28 to 19.19	510,160	1.53%	35.92% to 35.65%
2003	0.35% to 0.55%	5,737	14.18 to 14.15	81,301	0.00%	37.03% to 36.76%

2007 Contract owners’ equity				$25,581,573

2006 Contract owners’ equity				$24,711,133

2005 Contract owners’ equity				$23,564,680

2004 Contract owners’ equity				$12,799,996

2003 Contract owners’ equity				$1,991,806

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contract holder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company